Stock Options (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Weighted average remaining period			8 months 12 days
Share based compensation	$ 5,616	$ 46,960	$ 74,808	$ 40,299
Incentive Stock Options [Member]
Weighted average remaining period	3 years 11 months 19 days		4 years 9 months 22 days	1 year 3 months 7 days
Aggregate intrinsic value	$ 0
Non-qualified Stock Options [Member]
Weighted average remaining period	6 years 8 months 5 days		2 years 2 months 23 days	1 year 8 months 1 day
Aggregate intrinsic value	$ 0